COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENT LIABILITIES
Schedule of contractual amount of financial instruments with off-balance sheet risk

	December 31, 2015		December 31, 2014
	Fixed	Variable	Fixed	Variable
	Rate	Rate	Rate	Rate

Commitments to make loans	$2,920	$—	$1,827	$221
Unused lines of credit and letters of credit	165	7,520	181	8,633

Schedule of recourse obligations on sold loans are recorded at fair value	`
	December 31, 2015		December 31, 2014
	Contract	Carrying	Contract	Carrying
	Amount	Value	Amount	Value

Loans sold with recourse	$6	$6	$8	$8